Equity - Summary of assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Expected dividends		0.00%	0.00%
Warrants for ordinary shares [Member]
Class of Stock [Line Items]
Volatility	89.10%	41.00%
Risk-free interest rate	4.10%	1.20%
Expected dividends	0.00%	0.00%
Expected life (in years)	3 years 7 months 13 days	4 years 7 months 6 days